Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash	$ 105,209		$ 100,087		$ 8,615
Restricted cash	64		64		592
Accounts receivable, net of allowances of $1,237 and $887 at December 31, 2011 and 2012, respectively, and $1,169 at June 30, 2013 (unaudited)	11,185		8,871		5,376
Deferred tax assets	8,392		8,402		8,343
Prepaid expenses and other current assets	10,774		10,371		5,425
Total current assets	135,624		127,795		28,351
Property and equipment, net	51,821	[1]	41,132	[1]	26,848	[1]
Goodwill	24,879		24,879		24,879
Intangible assets, net	6,077		7,013		9,341
Deferred tax assets, net	1,010		1,084		4,298
Other assets	8,286		8,722		5,859
Total assets	227,697		210,625		99,576
Current liabilities:
Accounts payable	8,319		9,115		5,398
Accrued expenses and other current liabilities	12,196		11,764		12,382
Deferred revenue	21,923		17,087		18,679
Current portion of long-term debt	1,250		1,250		750
Total current liabilities	43,688		39,216		37,209
Deferred revenue	7,614		8,931		7,741
Accrued income taxes	15,227		14,559		17,825
Long-term debt, net of discount of $449 and 556 at December 31, 2011 and 2012, respectively, and $485 at June 30, 2013 (unaudited)	22,328		22,881		16,301
Other liabilities	4,042		4,016		726
Total liabilities	92,899		89,603		79,802
Commitments and contingencies
Redeemable convertible preferred shares, €0.01375178 par value for Series A and B shares, €0.01 par value for Series C shares; 34,634,734 shares authorized; 34,634,734 shares issued and outstanding at December 31, 2011 (aggregate liquidation value of $127,520 at December 31, 2011); no shares issued and outstanding at December 31, 2012 and June 30, 2013 (unaudited)					130,839
Shareholders' equity (deficit):
Additional paid-in capital	232,804		227,990		2,017
Note receivable from officer
Accumulated other comprehensive income	930		626		560
Accumulated deficit	(99,641)		(108,283)		(113,691)
Total shareholders' equity (deficit)	134,798		121,022		(111,065)
Total liabilities, redeemable convertible preferred shares and shareholders' equity (deficit)	227,697		210,625		99,576
Ordinary Shares
Shareholders' equity (deficit):
Common shares, value	676		660		20
Deferred Shares
Shareholders' equity (deficit):
Common shares, value	$ 29		$ 29		$ 29

[1]	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.